Schedule of Investments (unaudited) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 87.4%

Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 06/01/20	$1,000	$1,005,470
Tuscaloosa City Board of Education, RB, 5.00%, 08/01/20	225	227,743

		1,233,213

Alaska — 1.9%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 01/01/21	3,200	3,234,272
Series C, 5.00%, 01/01/21	2,500	2,529,575

		5,763,847

Arizona — 1.2%
Arizona Health Facilities Authority, Refunding RB, Series F, VRDN, 4.30%, 01/01/29(a)	1,365	1,365,000
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20	1,300	1,311,375
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,017,290

		3,693,665

California — 3.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	815	827,201
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,101,660
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 05/01/20	10,000	10,012,700

		11,941,561

Colorado — 0.9%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	705,201
Series B, 5.00%, 12/01/20	1,335	1,364,410
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project, 4.00%, 08/15/20	150	151,354

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 4.00%, 12/01/20(c)	$580	$590,075

		2,811,040

Florida — 1.8%
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(a)	2,500	2,506,850
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,398,182
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	500	502,470
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(d)(e)(f)	2,597	1,246,679

		5,654,181

Georgia — 1.9%
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement — Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	5,525	5,725,944

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	250	250,690
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,199,139

		1,449,829

Hawaii — 0.5%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui, 5.00%, 11/15/20	1,440	1,472,112

Illinois — 10.3%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/20	1,000	1,005,580
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	960	961,680
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,026,670

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 06/15/22(g)	$13,455	$12,713,495
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 06/01/20	10,000	10,050,300
State of Illinois, GO, 5.00%, 07/01/20	4,055	4,071,788
State of Illinois, RB, Series B, 5.00%, 06/15/20	1,485	1,486,975

		31,316,488

Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	617,238
Northern Indiana Commuter Transportation District, RB, 5.00%, 07/01/20	620	625,958

		1,243,196

Kansas — 0.3%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20(g)	1,035	1,024,681

Kentucky — 1.5%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A(c):
3.50%, 12/01/20	2,115	2,148,290
5.00%, 12/01/20	1,430	1,466,651
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project, 0.00%, 07/01/20(g)	1,000	993,450

		4,608,391

Louisiana — 1.8%
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 4.97%, 08/01/50(a)	5,500	5,500,000

Maryland — 1.0%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, 5.00%, 06/15/20	275	276,799
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project, 5.00%, 07/01/20	500	504,515

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(c)	$395	$397,994
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 06/01/20	640	642,778
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 5.50%, 01/01/21(c)	1,335	1,376,892

		3,198,978

Massachusetts — 3.0%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, Series A-1, 3.71%, 03/01/30(a)	9,040	9,040,000

Michigan — 3.8%
City of Detroit Michigan, GO, Unlimited Tax, 5.00%, 04/01/20	1,000	1,000,000
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 09/01/20	1,500	1,504,845
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 05/15/20(c)	565	567,463
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 07/01/20	1,000	1,005,510
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT, 5.00%, 11/01/20	1,800	1,836,288
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 07/01/20	1,000	1,009,140
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	331,204
Series 2-A, 4.00%, 10/15/20	1,205	1,221,581
State of Michigan Trunk Line Revenue, Refunding RB:
5.00%, 11/01/20	1,000	1,003,730
5.00%, 11/01/21	2,000	2,004,800

		11,484,561

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 2.5%
Minnesota Housing Finance Agency, Refunding RB, VRDN, S/F, Residential Housing Finance (Ginnie Mae, Fannie Mae & Freddie Mac), 4.50%, 01/01/42(a)	$7,500	$7,500,000

Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 09/01/20	3,000	3,042,300
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	500	509,950

		3,552,250

Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/20	3,500	3,530,065

Nevada — 2.4%
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 08/01/20	980	991,789
County of Clark Nevada Department of Aviation, Refunding ARB, Las Vegas McCarran International Airport, Series B, 5.00%, 07/01/20	1,000	1,008,020
Nevada Housing Division, RB, S/F Housing, VRDN, Series C (Ginnie Mae, Fannie Mae & Freddie Mac), 1.20%, 10/01/51(a)	1,500	1,498,410
Washoe County School District, GO, School Improvement, Series C, 5.00%, 10/01/20	3,695	3,762,360

		7,260,579

New Jersey — 5.9%
County of Atlantic New Jersey, GO, Refunding, (BAM), 3.00%, 10/01/20	2,740	2,763,756
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,534,680
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 07/01/20	250	252,478

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/20	$2,500	$2,507,725
Provident Group Montclair (AGM), 4.00%, 06/01/20	105	105,436
School Facilities, Series GG, 5.00%, 09/01/22	2,000	2,027,200
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,191,013
New Jersey Educational Facilities Authority, Refunding RB, Seton Hall University, Series D, 5.00%, 07/01/20	650	655,791
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT, 5.00%, 12/01/20	2,900	2,966,787
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/20	2,000	2,006,180

		18,011,046

New York — 7.5%
Battery Park City Authority, Refunding RB, VRDN, 4.25%, 11/01/38(a)	10,000	10,000,000
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/20	450	450,509
City of New York New York, GO, Fiscal 2017, Sub Series A-4, 4.50%, 08/01/44(a)	1,300	1,300,000
City of New York New York, GO, VRDN, Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 4.50%, 08/01/38(a)	1,000	1,000,000
County of Suffolk New York, GO, Transportation, Series I, 2.50%, 07/23/20	3,000	3,011,790
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 02/01/29(a)	3,000	3,001,470
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	3,500	3,504,410
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	535	547,278
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	230	231,042

		23,046,499

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.3%
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/20	$1,000	$1,008,680

Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 09/01/22	1,100	1,167,023

Pennsylvania — 6.4%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A, 4.00%, 12/01/20	870	870,992
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series B, 5.00%, 07/01/20	1,450	1,460,744
Commonwealth of Pennsylvania, GO, Refunding, First Series, 5.00%, 08/15/20	1,000	1,013,920
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project:
5.00%, 12/31/20	3,830	3,927,129
AMT, 5.00%, 06/30/20	295	297,460
Pennsylvania Economic Development Financing Authority, RB,Republic Services, Inc. Project, Series B-1, AMT, 1.20%, 04/01/49(a)	1,500	1,490,424
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,205,646
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 4.00%, 10/01/20(c)	610	618,430
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 05/01/20(c)	1,480	1,484,588
Drexel University, 5.00%, 05/01/20	95	95,227
University Properties, Inc., 4.00%, 07/01/20	450	452,344
Widener University, 5.00%, 07/15/20	600	606,060

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.55%, 04/01/20	$425	$425,000
2.65%, 10/01/20	865	869,636
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/20	1,500	1,513,350
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 07/15/20	995	1,003,438
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/20	350	356,458
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project, 4.00%, 07/01/20	465	467,423
Westmoreland County Municipal Authority, Refunding RB (BAM):
3.00%, 08/15/20	110	110,696
5.00%, 08/15/20	355	359,853

		19,628,818

Rhode Island — 2.9%
Rhode Island Commerce Corp., Refunding RB, Rhode Island Department of Transportation, Series A, 5.00%, 06/15/20	3,465	3,491,992
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/20	1,500	1,505,850
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	3,937,010

		8,934,852

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 07/01/20(c)	2,000	2,019,080

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A, 5.00%, 10/01/20	325	331,133

Texas — 13.8%
Central Texas Turnpike System, RB, CAB(g):
(AMBAC), 0.00%, 08/15/21(c)	1,825	1,780,014
Series A (AMBAC), 0.00%, 08/15/21	6,165	6,071,908

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/42(a)	$1,000	$1,000,000
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	3,000	2,999,370
Subordinate Lien, Series B, 5.00%, 07/01/20	250	252,162
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 07/01/20	5,000	4,993,550
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	3,782,762
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 05/15/20	5,000	5,022,100
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/20	180	180,000
4.00%, 04/01/20	415	415,000
4.00%, 04/01/20	585	585,000
State of Texas, GO, VRDN, 5.05%, 06/01/44(a)	10,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,073,300

		42,155,166

Utah — 3.3%
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series A, 0.75%, 02/15/31(a)	10,000	10,000,000

Virginia — 1.3%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,043,020
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 07/01/20	1,500	1,513,215

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 07/01/20(h)	$335	$336,380

		3,892,615

Washington — 2.3%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,692,909
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	253,187
5.00%, 10/01/42(a)	4,000	4,150,520

		7,096,616

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, ThedaCare, Inc., 5.00%, 12/15/20	250	256,270

Total Long-Term Investments — 87.4% (Cost — $265,954,549)		266,552,379

Short-Term Securities — 11.6%

Commercial Paper — 9.7%
City of Garland Texas, 1.12%, 05/06/20	2,695	2,692,816
City of Memphis Tennessee, 1.07%, 05/20/20	12,800	12,788,230
City of New Braunfels, 1.10%, 05/13/20	3,000	2,997,279
North East Independent School District, 1.06%, 07/14/20	3,000	2,993,785
University of Texas:
1.08%, 05/05/20	5,000	4,996,592
1.02%, 05/20/20	3,000	2,997,114

Total Commercial Paper — 9.7%		29,465,816

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Fund — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(i)(j)	5,918,832	$5,919,424

Total Money Market Fund — 1.9%		5,919,424

Total Short-Term Securities — 11.6% (Cost — $35,413,392)		35,385,240

Value

Total Investments — 99.0% (Cost — $301,367,941)	$301,937,619

Other Assets Less Liabilities — 1.0%	3,072,869

Net Assets Applicable to Common Shares — 100.0%	$305,010,488

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Annualized 7-day yield as of period end.
(j)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	22,114,990	—	(16,196,158	)(b)	5,918,832	$5,919,424	$68,327	$(19,117)	$968

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GO	General Obligation Bonds

IDA	Industrial Development Authority

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SBPA	Stand-by Bond Purchase Agreements

VRDN	Variable Rate Demand Notes

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$265,305,700	$1,246,679	$266,552,379
Short-Term Securities	5,919,424	29,465,816	—	35,385,240

	$5,919,424	$294,771,516	$1,246,679	$301,937,619

(a)	See above Schedule of Investments for values in each state or political subdivision.